UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03159

Active Assets Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Money Trust

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (39.4%)
$50,000	ABN Amro Securities LLC, (Interest in $1,300,000,000 joint repurchase agreement, dated 03/31/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,300,012,278 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 03/20/62; valued at $1,337,539,363.)	0.34%		04/01/16	$50,000,000
135,000	Bank of Nova Scotia, (dated 10/07/15; proceeds $135,511,500; fully collateralized by various U.S. Government agency securities, 1.25% - 6.50% due 07/01/19 - 03/01/46; valued at $139,049,931) (Demand 04/07/16)	0.40	(a)	09/12/16	135,000,000
125,000	Bank of Nova Scotia, (dated 03/04/16; proceeds $125,145,833; fully collateralized by various U.S. Government agency securities, 0.90% - 6.00% due 04/25/17 - 03/01/46; valued at $128,685,737) (Demand 04/07/16)	0.40	(a)	06/17/16	125,000,000
60,000	Bank of Nova Scotia, (dated 01/05/16; proceeds $60,059,102; fully collateralized by various U.S. Government agency securities, 1.25% - 6.00% due 10/02/19 - 03/01/46; valued at $61,799,772)	0.41		04/01/16	60,000,000
10,475	BNP Paribas Securities Corp., (dated 03/31/16; proceeds $10,475,090; fully collateralized by various U.S. Government agency securities, 1.50% - 5.00% due 03/20/23 - 01/20/45 and U.S. Government obligations, 0.13% - 4.63% due 04/15/19 - 11/15/44; valued at $10,705,880)	0.31		04/01/16	10,475,000
295,000	BNY Mellon Capital Markets, (dated 03/31/16; proceeds $295,002,868; fully collateralized by various U.S. Government agency securities, 0.00% - 7.50% due 04/06/16 - 04/01/46 and a U.S. Government obligation, 0.75% due 02/28/18; valued at $303,465,882)	0.35		04/01/16	295,000,000
75,000	Credit Suisse Securities USA, (dated 02/24/16; proceeds $75,276,375; fully collateralized by various Corporate Bonds, 2.50% - 9.75% due 05/01/17 - 07/15/41; valued at $79,503,825) (Demand 04/25/16)	1.01	(a)	07/05/16	75,000,000
220,000	Federal Reserve Bank of New York, (dated 03/31/16; proceeds $220,001,528; fully collateralized by various U.S. Government obligations, 1.63% - 3.63% due 02/15/21 - 11/15/22; valued at $220,186,781)	0.25		04/01/16	220,000,000
10,000	ING Financial Markets LLC, (dated 03/31/16; proceeds $10,000,097; fully collateralized by a Corporate Bond, 3.50% due 03/15/25; valued at $10,504,571)	0.35		04/01/16	10,000,000
20,000	ING Financial Markets LLC, (dated 03/31/16; proceeds $20,000,267; fully collateralized by various Corporate Bonds, 5.63% - 7.38% due 12/01/17 - 04/01/23; valued at $21,202,554)	0.48		04/01/16	20,000,000

70,000	Merrill Lynch Pierce Fenner & Smith, (dated 12/02/15; proceeds $70,279,572; fully collateralized by various Common Stocks and Convertible Bonds, 0.50% - 3.25% due 09/15/17 - 03/15/34; valued at $74,128,351) (Demand 04/01/16)	0.79	(a)	06/01/16	70,000,000
25,000	Mizuho Securities USA, Inc., (dated 03/31/16; proceeds $25,000,243; fully collateralized by various Common Stocks and Preferred Stocks; valued at $26,250,024)	0.35		04/01/16	25,000,000
55,000	Pershing LLC, (dated 03/30/16; proceeds $55,003,422; fully collateralized by various U.S. Government agency securities, 1.00% - 5.00% due 03/08/17 - 02/20/66 and U.S. Government obligations, 0.00% - 2.13% due 04/07/16 - 08/31/20; valued at $56,333,735)	0.32		04/06/16	55,000,000
730,000	RBS Securities, Inc., (dated 03/31/16; proceeds $730,006,083; fully collateralized by various U.S. Government agency securities, 0.23% - 7.02% due 05/25/16 - 01/23/41; valued at $744,602,933)	0.30		04/01/16	730,000,000
80,000	Scotia Capital USA, Inc., (dated 03/31/16; proceeds $80,001,000; fully collateralized by various Corporate Bonds, 3.38% - 9.75% due 04/15/16 - 04/01/23; valued at $84,839,269)	0.45		04/01/16	80,000,000
20,000	SG Americas Securities, (dated 03/31/16; proceeds $20,000,261; fully collateralized by various Corporate Bonds, 2.22% - 9.10% due 09/15/17 - 11/03/45; valued at $21,147,844)	0.47		04/01/16	20,000,000
20,000	Wells Fargo Securities LLC, (dated 03/31/16; proceeds $20,008,667; fully collateralized by various Corporate Bonds, 3.15% - 4.90% due 09/14/18 - 10/21/45; valued at $21,000,138)	0.60		04/26/16	20,000,000
40,000	Wells Fargo Securities LLC, (dated 02/29/16; proceeds $40,091,243; fully collateralized by various Corporate Bonds, 2.76% - 12.25% due 06/01/17 - 06/05/2115 (b); valued at $42,400,133)	0.88		06/01/16	40,000,000
25,000	Wells Fargo Securities LLC, (dated 01/26/16; proceeds $25,064,522; fully collateralized by various Common Stocks, Convertible Bonds, 0.00% - 9.00% due 11/15/16 - 04/01/63 and Preferred Stocks; valued at $27,256,117)	1.02		04/26/16	25,000,000
	Total Repurchase Agreements (Cost $2,065,475,000)				2,065,475,000

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Floating Rate Notes (25.7%)
	Domestic Banks (8.1%)
20,000	Bank of America NA	0.79%	04/15/16	07/22/16	20,000,000
52,000	HSBC Bank USA NA	0.75	04/11/16	07/11/16	52,000,000
145,000	JP Morgan Chase Bank NA	0.80	06/07/16	06/07/16	145,000,000
50,000	State Street Bank and Trust Company	0.65	04/11/16	06/10/16	50,000,000
92,000	Wells Fargo Bank NA (d)	0.68	04/20/16	06/17/16	92,000,000
64,500	Wells Fargo Bank NA	0.75	06/14/16	06/14/16	64,500,000
					423,500,000
	International Banks (17.6%)
39,500	ANZ New Zealand International Ltd. (d)	0.62	04/04/16	05/03/16	39,500,000
25,000	ASB Finance Ltd. (d)	0.69	04/29/16	05/31/16	25,000,000
55,000	Bank of Montreal	0.63	04/20/16	05/20/16	55,000,000
30,000	Bank of Nova Scotia	0.77	04/26/16	07/26/16	30,000,000

105,000	Bank of Nova Scotia (d)	0.79	04/12/16	08/12/16	105,000,000
10,190	BPCE SA	1.87	04/25/16	04/25/16	10,196,344
65,000	Canadian Imperial Bank of Commerce	0.77	04/18/16	07/22/16	65,000,000
35,000	Credit Industriel et Commercial	0.83	04/21/16	07/21/16	35,000,000
120,000	Credit Suisse	0.70 - 0.86	04/20/16 - 04/29/16	04/25/16 - 07/22/16	120,000,000
40,000	Macquarie Bank Ltd. (d)	0.67	04/21/16	04/21/16	40,000,000
47,000	Mizuho Bank Ltd.	0.67 - 0.68	04/18/16 - 04/21/16	07/18/16 - 07/21/16	47,000,000
15,000	National Australia Bank Ltd.	0.58	04/22/16	04/22/16	14,999,659
40,000	Oversea Chinese Banking Corp.	0.66	04/25/16	05/23/16	40,000,000
99,000	Royal Bank of Canada	0.73	04/01/16	06/30/16	98,999,218
90,000	Sumitomo Mitsui Banking Corp.	0.69	04/27/16	05/27/16	90,000,000
57,000	Toronto Dominion Bank	0.60	04/25/16	05/24/16	57,000,000
50,000	UBS AG	0.67	04/01/16 - 04/04/16	06/01/16 - 06/03/16	50,000,000
					922,695,221
	Total Floating Rate Notes (Cost $1,346,195,221)				1,346,195,221

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (11.2%)
	Domestic Bank (2.0%)
102,000	ING U.S. Funding LLC	0.70 - 0.77%	05/10/16 - 07/01/16	101,863,247
	International Banks (9.2%)
213,000	Erste Abwicklungsanstalt	0.65	06/13/16 - 07/18/16	212,673,717
30,200	Erste Abwicklungsanstalt (d)	0.65	06/14/16	30,159,649
79,000	Sumitomo Mitsui Trust Bank Ltd.	0.70	06/15/16 - 06/24/16	78,878,881
23,000	Suncorp Group Ltd.	0.92	08/11/16	22,922,413
22,600	United Overseas Bank Ltd. (d)	0.65	04/05/16	22,598,368
116,000	United Overseas Bank Ltd.	0.67 - 0.75	04/15/16 - 08/15/16	115,719,357
				482,952,385
	Total Commercial Paper (Cost $584,815,632)			584,815,632
	Time Deposits (10.0%)
	International Banks
150,000	Canadian Imperial Bank of Commerce	0.23	04/01/16	150,000,000
175,000	Credit Agricole CIB Grand Cayman	0.27	04/01/16	175,000,000
150,000	National Australia Bank Ltd. (Cayman)	0.23	04/01/16	150,000,000
50,000	Skandinaviska Enskilda Banken AB	0.25	04/01/16	50,000,000
	Total Time Deposits (Cost $525,000,000)			525,000,000

	Certificates of Deposit (9.3%)
	Domestic Bank (0.9%)
50,000	Citibank NA	0.64	06/01/16	50,000,000
	International Banks (8.4%)
27,400	Credit Industriel et Commercial	0.90	07/06/16	27,406,494
35,000	Credit Suisse	0.78	07/08/16	35,000,000
80,000	DZ Bank AG	0.68	06/17/16 - 06/24/16	80,000,000
97,000	Mizuho Bank Ltd.	0.70 - 0.74	06/15/16 - 07/15/16	97,000,537
25,000	Oversea Chinese Banking Corp.	0.70	07/08/16	25,000,000
150,000	Sumitomo Mitsui Trust Bank Ltd.	0.70 - 0.71	06/16/16 - 07/29/16	150,000,000

25,000	Svenska Handelsbanken AB	0.66	07/05/16	25,000,329
				439,407,360
	Total Certificates of Deposit (Cost $489,407,360)			489,407,360
	Corporate Bond (1.8%)
	Diversified Financial Services
95,143	GE Capital International Funding Co. (d) (Cost $95,150,537)	0.96	04/15/16	95,150,537

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (c)	MATURITY DATE	VALUE
	Extendible Floating Rate Note (1.6%)
	International Bank
85,000	Svenska Handelsbanken AB (d) (Extendible Maturity Date 05/13/16) (Cost $85,000,000)	0.63%	04/15/16	05/13/16	85,000,000

	Total Investments (Cost $5,191,043,750) (e)			99.0%	5,191,043,750
	Other Assets in Excess of Liabilities			1.0	50,120,802
	Net Assets			100.0%	$5,241,164,552

(a)	Rate shown is the rate in effect at March 31, 2016.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2016.

(c)	Date of next interest rate reset.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Active Assets Money Trust

Summary of Investments • March 31, 2016 (unaudited)

PORTFOLIO COMPOSITION as of 03/31/16	Percentage of Total Investments
Repurchase Agreements	39.8%
Floating Rate Notes	25.9
Commercial Paper	11.3
Time Deposits	10.1
Certificates of Deposit	9.4
Corporate Bond	1.8
Extendible Floating Rate Note	1.7
100.0%

Active Assets Money Trust

Notes to Portfolio of Investments • March 31, 2016 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$2,065,475,000	$—	$2,065,475,000
Floating Rate Notes	—	1,346,195,221	—	1,346,195,221
Commercial Paper	—	584,815,632	—	584,815,632
Time Deposits	—	525,000,000	—	525,000,000
Certificates of Deposit	—	489,407,360	—	489,407,360
Corporate Bond	—	95,150,537	—	95,150,537
Extendible Floating Rate Note	—	85,000,000	—	85,000,000
Total Assets	$—	$5,191,043,750	$—	$5,191,043,750

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016